Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 38,682	$ 33,873	$ 32,659
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	3,721	4,888	3,724
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 34,961	$ 28,985	$ 28,935